Consolidated Statements Of Profit Or Loss And Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Passenger	$ 4,860,479	$ 5,150,889	$ 4,504,157
Air cargo	312,399	296,102	269,948
Other	187,692	172,863	141,992
Total revenue	5,360,570	5,619,854	4,916,097
Operating expenses:
Jet-fuel	1,137,645	1,236,639	1,310,242
Wages, salaries and benefits	1,148,113	1,084,146	896,128
Maintenance	231,472	258,155	232,246
Aircraft, communication and traffic services	614,524	590,967	532,068
Passenger services	150,709	140,834	113,576
Travel agent commissions	96,935	122,147	111,954
Selling and administrative	359,307	406,344	357,551
Aircraft leasing	17,708	16,236	23,779
Depreciation and amortization	730,289	655,057	579,780
Impairment (reversal)	(3,700)		3,427
Other loss, net	26,647	48,498	36,467
Share of (gain) loss on equity accounted investees, net of tax	(77,188)	(5,858)	3,061
Total operating expenses	4,432,461	4,553,165	4,200,279
Total operating income	928,109	1,066,689	715,818
Finance income (cost)
Finance income	31,637	77,901	70,833
Finance cost	(545,792)	(447,373)	(498,972)
Net finance cost	(514,155)	(369,472)	(428,139)
Income before income tax	413,954	697,217	287,679
Income tax expense	62,093	79,731	14,311
Income for the year	351,861	617,486	273,368
Items that will not be reclassified to profit or loss
Remeasurement of defined benefit liability	(17,526)	5,755	(4,858)
Income taxes	5,601	(1,699)	1,607
Items that are or may be reclassified to profit or loss
Employee benefits remeasurement due to personnel transfers	(1,255)	(95)	(1,100)
Other comprehensive income (loss) for the year, net of income taxes	(13,180)	3,961	(4,351)
Total comprehensive income for the year	338,681	621,447	269,017
Income attributable to:
Owners of the Company	351,861	617,439	273,334
Non-controlling interest		47	34
Income for the year	351,861	617,486	273,368
Total comprehensive income attributable to:
Owners of the Company	338,681	621,400	268,983
Non-controlling interest		47	34
Total comprehensive income for the year	$ 338,681	$ 621,447	$ 269,017
Earnings per share from continuing operations
Basic income per share (US dollars)	$ 0.24	$ 0.46	$ 0.21
Diluted income per share (US dollars)	$ 0.24	$ 0.45	$ 0.2